Supplemental Information on Oil and Gas Producing Activities (Unaudited)	12 Months Ended
Dec. 31, 2011
Supplemental Information on Oil and Gas Producing Activities (Unaudited) [Abstract]
Supplemental Information on Oil and Gas Producing Activities (Unaudited)
9.	Supplemental Information on Oil and Gas Producing Activities (Unaudited)

At December 31, 2011, through our ownership of i-units, we owned approximately 29.3% of all of KMP’s outstanding limited partner interests.  As discussed above, our results of operations are derived principally from our investment in KMP.  We use the equity method of accounting for our investment in KMP, and record our share of its earnings and accumulated other comprehensive income.  Though we do not directly have interests in oil and gas producing activities, our equity method investee, KMP, has significant oil and gas producing activities.  Additional information on KMP’s oil and gas producing activities are contained in its Report on Form 8-K dated April 30, 2012, included in this filing as Exhibit 99.2 and incorporated herein by reference.